Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Significant Accounting Policies

2    Significant Accounting Policies

a    Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

b    Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs for which the Company is the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significant impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries and consolidated VIEs have been eliminated upon consolidation.

c    Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to, determination of standalone selling prices of performance obligations that have never been separately sold, estimate of prepaid credit breakage, assessment for the impairment of long-lived assets, the valuation allowance of deferred tax assets, and the valuation and recognition of share-based compensation.

d    Functional currency and foreign currency translation

The Group uses Renminbi (‘‘RMB’’) as its reporting currency. The functional currency of the Company and its overseas subsidiaries incorporated in the Cayman Islands and Hong Kong is United States dollars (‘‘US$’’), and the functional currency of the Philippines entities is Peso (‘‘PHP’’). The functional currency of the PRC entities in the Group is RMB.

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC has been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the reporting period. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive income in the consolidated statements of comprehensive income/(loss).

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in interest expenses and other expense, net.

2    Significant Accounting Policies (Continued)

e    Convenience Translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive income/(loss) and statements of cash flows from RMB into US$ as of and for the year ended December 31, 2020 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.5250, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Board on December 31, 2020. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2020, or at any other rate.

f    Fair value measurements

Financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, time deposits, short-term investment, short-term loan, other current assets, accrued expenses and tax payable. The carrying amounts of the short-term financial instruments approximate their fair value due to their relatively short maturity. The carrying amount of the short-term loan approximates its fair value due to the fact that the related interest rate approximates the interest rates currently offered by financial institutions for similar debt instruments of comparable maturities.

g    Cash and cash equivalents

The Group considers all highly liquid investments, which are unrestricted as to withdrawal or use, with original maturities of three months or less as cash equivalents. As of December 31, 2019 and 2020, the Group had total balance of RMB18,715 and RMB17,933 respectively, held in accounts managed by WeChat Pay, Alipay, China Merchants Bank Aggregate Paying Platform and 99bill in connection with the collection of tuition fees online, which have been classified as cash and cash equivalents on the consolidated balance sheets.

2    Significant Accounting Policies (Continued)

h    Time deposits

Time deposits in the current assets represent demand deposits placed with banks with original maturities of more than three months but less than one year. For the time deposits in the non-current assets, the maturities are more than one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive income/(loss) during the periods.

i    Short-term investments

Short-term investments include investments in financial instruments with a variable interest rate indexed to Shanghai Interbank Offered Rate (or “SHIBOR”), the gold price published by the London Bullion Market Association, the exchange rate of euro against dollar, or performance of underlying assets and investments, all of which are with original maturities of less than 12 months.

j    Held-to-maturity security

A held-to-maturity investment is a non-derivative financial asset that has either fixed or determinable payments and a fixed maturity, and for which an entity has both the ability and the intention to hold to maturity. This type of investment is reported at amortized cost and the difference between the maturity value and the cost of the investments is amortized to the income statement and recognized as interest income over the life of the investments. The Group assesses whether an investment is impaired at the individual security level in each reporting period. A held-to-maturity investment is impaired if the fair value of the investment is less than its cost. If an investment is concluded to be impaired, the Group determines whether such impairment is other-than-temporary. Factors the Group consider making such determination include the duration and severity of the impairment, the reason for the decline in value and the potential recovery period and the Group’s intent to sell. If any impairment is considered other-than-temporary, the Group will write down the asset to its fair value and record the corresponding charge as impairment loss in the statement of consolidated comprehensive income/ (loss).

k    Expected credit losses

In 2016, the FASB issued ASC Topic 326, which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses. The Group adopted this ASC Topic 326 and several associated ASUs on January 1, 2020 , and it did not have a material impact in retained earnings (accumulated deficit).

The Group’s other receivables classified as prepaid expenses and other current assets and other non-current assets are within the scope of ASC Topic 326. The Group has identified the relevant risk characteristics of other receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the life-time expected credit losses. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Group’s specific facts and circumstances.

No allowance was made for the receivables for the year ended December 31, 2020.

2    Significant Accounting Policies (Continued)

l    Long-lived assets

Property and equipment

Property and equipment are stated at cost less accumulated depreciation, amortization and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally from three years for computers and equipment, four years for vehicles and five years for furniture and fixtures. Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the remaining lease term. Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income/(loss).

Intangible assets

Intangible assets mainly comprise of software, copyrights and trademarks. Intangible assets are recorded at cost less accumulated amortization with no residual value. Amortization is computed using the straight-line method over the estimated useful lives of the intangible assets, generally ten years for trademarks and major accounting and ERP software, three years for other software, and three to ten years for copyrights.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities of 91waijiao.com when it was acquired by Dasheng Zhixing in January 2015.

Goodwill is not depreciated or amortized but is tested for impairment at the reporting unit level on an annual basis every December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. The Group first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. For those reporting units where it is determined that it is more likely than not that their fair values are less than the units’ carrying amounts, the fair value of a reporting unit is compared to its carrying value. If the carrying value of the net assets assigned to a reporting unit exceeds the fair value of a reporting unit, goodwill is deemed impaired and is written down to the extent of the difference.

The Group as a whole, including acquired 91waijiao.com, is determined to be two reporting units for goodwill impairment testing, the one-on-one offerings and the small class offerings. The Group assessed goodwill for impairment in accordance with ASC 2017-04, "Simplifying the Test for Goodwill impairment", which removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment charge will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. No goodwill impairment was recognizing of goodwill for the year ended 2018, 2019 and 2020.

2    Significant Accounting Policies (Continued)

Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significantly adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for any of the periods presented.

m    Revenue recognition

Revenues of the Group are generated from providing online English language education services, delivered using learning materials and textbook. Students purchase the services by subscribing to prepaid credit packages or prepaid membership packages directly from the Group or through authorized distribution agents. Tuition is generally paid in advance and is initially recorded as advances from students.

The Group adopted ASC 606 "Revenue from Contracts with Customers" on January 1, 2018, using the modified retrospective method. In according with ASC 606, revenues are recognized when control of the promised services is transferred to customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those services.

The Group is responsible for course design, teacher sourcing and training, development and maintenance of online platform and system, and is the party primarily responsible for fulfilling the promise to provide the services to customers and it has full discretion in establishing the prices for the services provided to customers. Hence, the Group is the principal for providing the online English education services to customers. Therefore, the Group recognizes revenue on a gross basis.

The Group allows refund of fees corresponding to any remaining undelivered services when customers withdraw contracts with the Group within a certain period after the purchase. Refunds are recorded as reductions of the advances from students and true up adjustments were made on the recognized revenue of the contracts.

2    Significant Accounting Policies (Continued)

Prepaid credit packages

Prepaid credit packages for one-on-one lessons typically contain 20 to 720 lesson credits with validity periods from 3 months to 60 months. The students can book lessons within the validity period. Prepaid credit packages for small class lessons typically range from approximately one week to one year. Each week, students will have three lessons in total, each lasting for 45 minutes or 50 minutes, two of which were taught by the foreign teacher and one by the Chinese teacher. The package subscription fees are paid in advance.

Certain prepaid credit packages contain a combination of credits for one-on-one lesson, group lessons and learning materials, or a combination of credits for small class lessons from foreign teachers and Chinese teachers.

Revenue from prepaid credit packages is recognized when the lesson credit is taken, and revenue from learning materials is recognized when learning materials are made available to students. Actual usage is tracked on a contract-by-contract basis. At each reporting date, the Group estimates losses, or forfeiture of prepaid credits. Based on the Group’s analysis of historical customer forfeitures of prepaid credits, the Group has concluded that no losses should be recognized for the year 2019 and 2020.

For prepaid credit packages that contain a combination of lessons, learning materials and textbooks, each lesson and learning materials in each packages are a separate performance obligation, as customers can benefit from each lesson and learning materials on its own, and the Group’s promise to deliver each lesson and learning materials to the customer is separately identifiable from other promises in the contract. Package consideration is allocated to each performance obligation at contract inception based on standalone selling price of each performance obligation. For lessons that have never been sold on a standalone basis, the Group estimates their standalone selling price based on cost plus an expected margin.

Because the validity period of packages is up to 60 months and because of the practice of upfront cash collection, payment by customers could occur significantly before performance. However, the timing of the transfer of related services is at the discretion of the customers. Therefore, the Group does not recognize any financing component in the determination of revenue from the sale of prepaid credit packages.

Learning materials

Beginning in 2019, the Group provides the learning materials to the students. Learning materials typically contain two hundred online audio picture books to the K-12 students or twenty-six recorded lessons to adult students. The students can download, read and watch the learning materials in the applications of the Group. The learning materials, included in the prepaid credit packages, are recognized as revenues when it is available for students to access. The Group estimates the standalone selling price of learning materials by reference to the standalone selling price of same type of learning materials in the market.

Textbook

The student, who has purchased the prepaid credit packages, can exchange the physical textbook with 3 one-on-one lessons for the K-12 Philippine prepaid credit packages. The revenue is recognized when the textbook is delivered.

2    Significant Accounting Policies (Continued)

Prepaid membership packages

The Group previously sold prepaid membership packages, which ranged from 3 months to 36 months. Students were able to book one lesson per day within their membership period and the package subscription fees were paid in advance. The Group ceased the sale of such prepaid membership packages since 2017.

Revenue from the remaining life of previously sold prepaid membership packages was recognized on a straight-line basis over the remaining membership period. The Group elects not to adjust the effects of a significant financing component for prepaid membership package with duration of one year or less because the amount was not material.

The Group offers free-trial lessons to students upon registration. Students are not obligated to subscribe any course packages with the Group to obtain the free-trial lessons. The Group records the cost incurred in providing the free-trial lessons as sales and marketing expenses when the lesson is booked and taken by the students.

Revenue Disaggregation

The following table presents the Group’s revenues disaggregated by timing of transfer of services:

	For the year ended,			For the year ended,			For the year ended,
	December 31, 2018			December 31, 2019			December 31, 2020
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
	One-on-one	Small class		One-on-one	Small class		One-on-one	Small class
	offerings	offerings	Total	offerings	offerings	Total	offerings	offerings	Total
Revenues from prepaid credit packages	1,013,803	100,748	1,114,551	1,351,405	112,787	1,464,192	1,950,932	97,082	2,048,014
—credits for lessons	1,013,803	100,748	1,114,551	1,247,401	112,787	1,360,188	1,766,183	95,282	1,861,465
—credits for learning materials	—	—	—	101,248	—	101,248	164,494	1,800	166,294
— physical textbook and learning machine	—	—	—	2,756	—	2,756	20,255	—	20,255
Revenues from prepaid membership packages	30,966	—	30,966	14,301	—	14,301	6,081	—	6,081
Total revenues	1,044,769	100,748	1,145,517	1,365,706	112,787	1,478,493	1,957,013	97,082	2,054,095

Contract balances

Contract cost

Incremental costs of obtaining a contract with a customer is recognized as an asset in “Prepaid expenses and other current assets” if the Group expects to recover those costs. Incremental costs of obtaining a contract mainly include sales commissions to sales personnel and distribution agents, as well as certain cash incentives for customers who provide referrals service for the group. Contract cost assets are amortized on the basis consistent with the pattern of the transfer of services to which the assets relate.

As of December 31, 2020, the balance of capitalized costs of obtaining contracts with customers was RMB199,873. For the year ended December 31, 2018, 2019 and 2020, the Group recognized amortization of RMB86,394, RMB142,772 and RMB182,134 respectively as “Sales and marketing expenses” in its consolidated statements of comprehensive income/(loss). No impairment of contract cost assets was recognized for the years ended December 31, 2018, 2019 and 2020.

2    Significant Accounting Policies (Continued)

Contract liability

Contract liability is related to the payments received by the Group in advance from customers representing the Group’s obligations to perform services or transfer learning materials to customers. The Group generally receives contract payments in advance and records the consideration as advances from students. Given that the Group permits refund of fees corresponding to remaining undelivered services when customers withdraw contracts with the Group within certain period after the purchase, contract liability does not include the amounts that may be refunded in the future if customers withdraw for any remaining undelivered lessons. Refund liability is estimated based on the historical refund data and the length of remaining period customers are eligible for refund for each contract at the end of each reporting period.

	As of
	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB
Contract liability	1,559,875	2,029,872	2,529,915
Future output VAT associated with contract liability	93,593	121,887	151,795
Refund liability	22,653	24,255	35,407
Deposits from students	8,670	10,577	3,929
Advances from students	1,684,791	2,186,591	2,721,046

The additions to the contract liability balance were primarily due to cash collections received in advance of gaining performance obligations, while the reductions to the contract liability balance were primarily due to the recognition of revenues upon fulfillment of performance obligations, as well as refund of fees corresponding to any remaining undelivered services when customers withdraw contracts with the Group within certain period after the purchase, all of which were in the ordinary course of business. RMB1,165,093 of revenues recognized in year ended December 31, 2020 was included in the contract liability balance as of January 1, 2020. No revenue was recognized in the year ended December 31, 2020 from performance obligations satisfied (or partially satisfied) in previous periods.

As of December 31, 2020, the aggregate amount of transaction price allocated to unsatisfied performance obligations is RMB2,529,915. These revenues will be recognized is at the discretion of customers. The Group expects to recognize substantially all of this balance as revenue over the next 12 to 18 months, and the remainder thereafter.

n    Cost of revenues

Cost of revenues primarily includes service expenses involved in the delivery of paid courses and payment processing fees paid to payment channels for processing the payments from students, as these components are necessary to obtain the net revenues. These costs are expensed as incurred except for payment processing fees associated with advances from students, which are recognized in the period in which the related revenues are recognized. The indirect cost of server, bandwidth and printing of textbooks is expensed as incurred. The cost of license is computed using the straight-line method over the contract term of copyrights, generally five years for Highlights. The license of Highlights is used for the online audio picture books in the learning materials.

o    Product development expenses

Product development expenses consist primarily of payroll-related expenses incurred for the innovation of course content, as well as the development and enhancement to the Group’s websites and platforms of applications. The Group expenses all costs incurred for the planning and post implementation phases of development and costs associated with repair or maintenance of the existing platform. Since the inception, the amount of costs qualifying for capitalization has been immaterial and, as a result, all development costs have been expensed as incurred.

2    Significant Accounting Policies (Continued)

p    Sales and marketing expenses

Sales and marketing expenses consist primarily of marketing and promotional expenses, salaries and benefits expenses related to the Group’s sales and marketing personnel and office rental, depreciation and other expenses related to the Group’s sales and marketing team. Starting from January 1, 2018, the Group capitalizes incremental cost to obtain contracts with customers, including sales commissions to sales personnel and distribution agents, as well as certain cash incentive for customer. Amortization of related contract cost assets is recognized as sales and marketing expenses. Advertising expenses consist primarily of costs for the promotion of corporate image and product marketing. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the years ended December 31, 2018, 2019 and 2020, the advertising expenses were RMB285,005, RMB281,076 and RMB372,291, respectively.

q    Operating leases

The Group adopted the new accounting standard update on leases from January 1, 2019. The Group has operating leases primarily for office space. The determination of whether an arrangement is a lease or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. Operating lease liabilities are recognized based on the present value of the remaining lease payments, discounted using the discount rate for the lease at the commencement date. As the rate implicit in the lease is not readily determinable for the Group’s operating leases, the Group generally uses an incremental borrowing rate based on information available at the commencement date to determine the present value of future lease payments. Operating right of use assets are generally recognized based on the amount of the initial measurement of the lease liability. The Group’s leases have remaining lease terms of up to five years. Lease expense is recognized on a straight-line basis over the lease term. Operating leases are included in operating lease right of use assets, short-term lease liabilities and long-term liabilities on the Group’s consolidated balance sheets. The Group has no financial leases for any of the periods presented.

The Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

Rental expenses incurred were RMB35,060, RMB42,468 and RMB46,948 for the years ended December 31, 2018, 2019 and 2020, respectively.

2    Significant Accounting Policies (Continued)

r    Share-based compensation

The Group accounts for share-based awards granted to employees in accordance with ASC 718. In accordance with the guidance, the Group determines whether a share-based award should be classified and accounted for as a liability award or equity award. For options granted to employees, the related share-based compensation expense is recognized in the financial statements based on their grant date fair values, which are calculated using the binomial option pricing model. The binomial option pricing model requires a number of complex assumptions. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. Share-based compensation expense is recorded net of estimated forfeitures, such that expenses are recorded only for those share-based awards that are expected to ultimately vest. In April 2018, FASB issued ASU 2018-07, which amended ASC 718 to apply to most aspects of awards issued to nonemployees. ASU 2018-07 is effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. The Group adopted ASU 2018-07 for share-based awards to non-employees in December 31, 2019 when the awards are within the scope of ASC 718.

The forfeiture rate is the estimated annual rate at which unvested awards will be forfeited during the next year, which differs significantly by employee group. For directors and executive officers, the forfeiture rate is estimated to be zero because the possibility of their termination is remote. For employees, the forfeitures of stock options are estimated by historical actual forfeitures due to grantees’ termination prior to vesting, and the forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ from such estimates. Changes in the estimated forfeiture rate will be recognized through a cumulative catch-up adjustment in the period of change.

Share-based compensation expenses were allocated to operating expenses as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Sales and marketing expenses	(5,676)	(2,951)	(8,835)	(1,354)
Product development expenses	(7,396)	(3,472)	(4,477)	(686)
General and administrative expenses	(14,814)	(10,309)	(13,422)	(2,057)
Total	(27,886)	(16,732)	(26,734)	(4,097)

s    Employee benefits

PRC Contribution Plan

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiary and consolidated VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefit expenses, which were expensed as incurred, were approximately RMB54,732, RMB68,088 and RMB57,216 for the years ended December 31, 2018, 2019, and 2020, respectively.

As part of Chinese government's effort to ease the burden of businesses affected by the coronavirus (COVID-19) outbreak, the Ministry of Human Resources and Social Security, the Ministry of Finance and the State Taxation Administration temporarily reduced and exempted employer obligation on social security contributions from February 2020 till the end of 2020. The impact of coronavirus policies on cost of revenues was RMB1,250, sales and marketing expenses was RMB21,127, product development expenses was RMB5,976 and general and administrative expenses was RMB4,773 for the year ended December 31, 2020.

2    Significant Accounting Policies (Continued)

Philippine Contribution Plan and Employee Benefit Plan

The Company’s subsidiary and VIE in the Philippines participate in government mandated, multiemployer, defined contribution plans, including Social Security System (''SSS Benefits''), Home Development Mutual Fund (''Pag-IBIG Fund'') and Philippine Health Insurance Corporation (‘‘Phil-Health’’). Pursuance to these plans certain retirement, medical and housing benefits are provided to full-time employees. Obligations for contributions to these defined contribution plans are recognized as expenses in the consolidated statements of comprehensive income/(loss) as incurred. The total amounts for such employee benefits were RMB3,107, RMB3,281 and RMB3,650 for the years ended December 31, 2018, 2019 and 2020, respectively.

In addition, the Company’s subsidiaries and VIE in the Philippines also participate in a defined benefits plan, which was unfunded as of December 31, 2020. The liability recognized in the consolidated balance sheets in respect of defined benefit plan is the present value of the defined benefit obligation at the end of the reporting period. Changes in the present value of the defined benefit obligation are included in operating expenses in the consolidated statements of comprehensive income/(loss). The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The total liabilities for such employee benefits were RMB1,595 and RMB2,508 as of December 31, 2019 and 2020, respectively.

t    Other Income

As part of Chinese government's effort to ease the burden of businesses affected by the coronavirus (COVID-19) outbreak, the State Taxation Administration exempted a wide range of consumer services from value added tax (VAT) from January 2020. The income obtained by taxpayers from providing essential services shall be exempt from VAT. The favorable impact of coronavirus relief policies was RMB32,342 for the year ended December 31, 2020.

On September 30, 2019, Ministry of Finance and the State Taxation Administration announced that from October 1, 2019 to December 31, 2021, the taxpayers engaging in the provision of essential services are allowed to deduct an extra 15% of the deductible input tax for the current period from the payable tax. The impact of the policy of additional value-added tax credit for the income generated by the essential services provided by enterprises were nil and RMB11,072 for the years ended December 31, 2019 and 2020.

u    Taxation

Income taxes

Current income taxes are provided on the basis of income/ (loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of comprehensive income/(loss) in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

2    Significant Accounting Policies (Continued)

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statement of comprehensive income/(loss). The Group did not have any significant unrecognized benefits relating to uncertain tax positions as of and for the years ended December 31, 2018, 2019 and 2020.

v    Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

w    Income/(loss) per share

Income/(loss) per share is computed in accordance with ASC 260, Earnings per Share. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed.

Basic net income/(loss) per share is computed using the weighted average number of ordinary shares outstanding during the period. Options and unvested restricted share units are not considered outstanding in computation of basic earnings per share. Diluted net income/(loss) per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under treasury stock method. Potential ordinary shares include options to purchase ordinary shares and unvested restricted share units, unless they were anti-dilutive. The computation of diluted net income/(loss) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in income/(loss) per share amounts) on net income/(loss) per share.

x    Comprehensive income / (loss)

Comprehensive income/ (loss) is defined to include all changes in equity/ (deficit) of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Other comprehensive income/(loss), as presented on the accompanying consolidated statements of comprehensive income/(loss), consists of accumulated foreign currency translation adjustments.

y    Treasury stock

In 2019, the Company repurchased an aggregate of 120,448 ADSs for US$852.4 in the open market under this program, at an average price of US$7.08 per ADS. In 2020, the Company repurchased an aggregate of 100 ADSs for US$1.0 in the open market under this program, at an average price of US$9.50 per ADS. As of the July 31, 2020, all repurchased shares were used as share-based awards granted to employees, the Group wrote off the treasury stock and accounted for additional paid-in capital.

The repurchased shares were accounted for under the cost method and presented as "treasury stock" in equity on the Group's consolidated balance sheets.

2    Significant Accounting Policies (Continued)

z    Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s CODM in deciding how to allocate resources and assess performance.

The Group’s internal organizational structure as well as information about geographical areas and business segments is more fully described in Note 18.

aa    Statutory reserves

In accordance with China’s Company Laws, the Company’s consolidated VIEs in PRC must make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (''PRC GAAP'')) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiary that is a foreign investment enterprise in China have to make appropriations from its after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

ab    Recently issued accounting pronouncements

In December 2019, the FASB issued a new accounting standard update to simplify the accounting for income taxes. The new guidance removes certain exceptions for recognizing deferred taxes for investments, performing intra-period allocation and calculating income taxes in interim periods. It also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. This guidance will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. The Group is currently evaluating the impact of the new guidance on its consolidated financial statements and related disclosures.

ac    Government subsidy

VAT collected from customers is excluded from reported revenue. As part of Chinese government’s effort to ease the burden of businesses affected by the coronavirus (COVID-19) outbreak, the Ministry of Finance and the Chinese State Taxation Administration (“STA”) jointly announced on February 6, 2020 that paying output VAT related to specific consumer services could be waived, effective from January 2020. Companies with eligible revenues can voluntarily elect to take advantage of this policy, which has been announced as temporary in nature (although an end date has not yet been communicated by the STA). In connection with this election, the allowable offset of input VAT is suspended, reducing the benefit to the Group to the net amount that it would ordinarily remit to the authorities.

The Group did not adjust prices charged to end customers. Although the amounts paid by customers since January 2020 included amounts that have historically related to VAT, the Group has determined these collections from customers should continue to be excluded from revenue. The Group’s interpretation of the policy is that it is a temporary waiver of amounts due to the government, for the express purpose of mitigating the economic impact of the pandemic, and not an increase in the selling price of the Group’s services.

2    Significant Accounting Policies (Continued)

The amounts collected from customers and excluded from revenue for the year of 2020 were RMB108,725, offset by input VAT of RMB76,383. The net amount of RMB32,342 was recognized as a government subsidy in other income in the consolidated statements of comprehensive income.

As part of Chinese government’s effort to ease the burden of businesses affected by the coronavirus (COVID-19), the Ministry of Human Resources and Social Security, the Ministry of Finance and the State Taxation Administration temporarily reduced and exempted employer obligation on social security contributions from February 2020. The impact of coronavirus policies on employee benefit expenses was RMB33,126 for the year ended December 31, 2020, reducing the personnel expenses in the cost of revenue, sales and marketing expenses, product development expenses and general and administrative expenses.

On the September 30, 2019, Ministry of Finance and the State Taxation Administration announced that from October 1, 2019 to December 31, 2021, a taxpayer engaging in the provision of essential services is allowed to credit the amount of input tax deductible in the current period plus 15% thereof against the amount of taxes payable. The impact of the policy of additional value-added tax credit for the income generated by the essential services provided by enterprises was RMBnil and RMB11,072 for the years ended December 31, 2019 and 2020 respectively. And it has been recognized as other income of the operating income in the consolidated statements of comprehensive income/(loss).